Employee Benefit Plans Employee Benefit Plans (Details) (USD $)	12 Months Ended			60 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent				0.00%
Defined Contribution Plan, Employer Matching Contribution, Percent				100.00%
Ending Balance 12/31/2010	$ 1,917,000	$ 1,522,000	$ 1,273,000	$ 1,917,000
Liability for Unpaid Claims and Claims Adjustment Expense, Incurred Claims		13,186,000	10,069,000
Change in accruals for claims made during prior years		(1,291,000)	(1,065,000)
Liability for Unpaid Claims and Claims Adjustment Expense, Claims Paid		(11,500,000)	(8,755,000)
Defined Contribution Plan, Cost Recognized	1,300,000	1,000,000	800,000
Malpractice Insurance, Description	200000
Health Care Organization, Expenses, Net		$ 10,800,000	$ 8,600,000	$ 14,700,000